Shareholder's Equity	4 Months Ended	6 Months Ended
	May 21, 2014	Jun. 30, 2014
Equity [Abstract]
Shareholder's Equity	NOTE 4 – SHAREHOLDERS’ EQUITY The Company is authorized to issue 10,000,000 shares of its $0.001 par value common stock.

NOTE 7 – SHAREHOLDERS’ EQUITY

Common Stock

On June 2, 2014, the Company issued 10,000,000 shares of its common stock to Chisholm II in exchange for oil and natural gas assets recorded at $1,898,947.

As discussed above, the Company completed a reverse merger with Dala, with Dala being the acquirer for financial reporting purposes. At the date of the Merger, Westcott had 2,500,000 shares of common stock outstanding, which are now outstanding for the merged Company. The total amount of shares issued and outstanding post-Merger, as of June 30, 2014 was 12,500,000 shares of common stock.

Stock-Based Compensation

On June 2, 2014, the Company granted options to acquire common shares to its Chief Executive Officer and two directors, totaling 600,000 options. The options have an exercise price of $0.70 per share for terms of six years. Of the total stock options, 400,000 vest equally over the next four years and 200,000 vest equally over the next two years. The total fair value of these options at the date of grant was estimated to be $400,087, and was determined using the Black-Scholes option pricing model with an expected lives of 4.25 (four-year vesting) and 3.75 years (two-year vesting), a risk-free interest rate of 1.92%, a dividend yield of 0% and expected volatility of 195%. The expected terms were determined using the simplified method. During the period from Inception to June 30, 2014, the Company recorded $11,088 of stock-based compensation expense.

The following is a summary of the status of all of the Company’s stock options as of June 30, 2014 and changes during the period ended on that date:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Outstanding at January 17, 2014	-	-	-
Granted	600,000	$0.70	5.93
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at June 30, 2014	600,000	$0.70	5.93
Exercisable at June 30, 2014	-	-	-

As of June 30, 2014, the intrinsic value of outstanding stock options was $0.